Operating Risk (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Concentration Risk [Line Items]
Provision for doubtful accounts, net		$ 397		$ 297		$ 403
Charge off provision for doubtful accounts				1		15
Allowances for credit losses		$ 1,351		$ 954		$ 658		$ 270
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		19.30%		12.00%		11.50%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%			[1]		[1]
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.20%		11.60%		12.50%
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]	18.70%		11.10%
Sales Revenue, Net [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.20%			[1]		[1]
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]	10.20%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.10%			[1]
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		17.10%		14.60%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]	10.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.70%			[1]

[1]	Less than 10%